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June 3, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE: RiverSource Strategy Series, Inc.
         RiverSource Equity Value Fund
         RiverSource Partners Small Cap Growth Fund
              (formerly RiverSource Small Cap Growth Fund)
         RiverSource Small Cap Advantage Fund
    Post-Effective Amendment No. 56
    File Nos. 2-89288/811-3956
Accession Number: 0000950137-08-007989

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 56 (Amendment). This Amendment was filed electronically on May 29, 2008.

If you have any questions regarding this filing, please contact either Andrew Kirn at (612) 678-9052 or me at (612) 671-4321.

Sincerely,


/S/ CHRISTOPHER O. PETERSEN
-------------------------------------
Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.